Financial Risk (Details 22) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Securities and other financial assets	$ 398,068	$ 88,794
Loans		5,892,997
Liabilities
Securities sold under repurchase agreements	(10,663)	(40,530)
Borrowings and debt, net	(1,985,070)	(3,138,310)	$ (3,518,446)	$ (2,211,567)
Interest rate and foreign exchange risk
Assets
Demand deposits and time deposits	863,812	1,170,092
Securities and other financial assets	395,422	79,641
Loans	4,916,346	5,892,997
Total assets	6,175,580	7,142,730
Liabilities
Demand deposits and time deposits	(3,138,900)	(2,888,336)
Securities sold under repurchase agreements	(10,663)	(40,530)
Borrowings and debt, net	(1,985,070)	(3,138,310)
Total liabilities	(5,134,633)	(6,067,176)
Net effect of derivative financial instruments held for interest risk management	16,503	(5,768)
Total interest rate sensitivity	1,057,450	1,069,786
Interest rate risk | Up to 3 months
Assets
Demand deposits and time deposits	859,481	1,170,092
Securities and other financial assets	9,554	14,935
Loans	3,468,477	4,031,432
Total assets	4,337,512	5,216,459
Liabilities
Demand deposits and time deposits	(2,675,867)	(2,570,324)
Securities sold under repurchase agreements	0	(40,530)
Borrowings and debt, net	(1,103,703)	(2,534,382)
Total liabilities	(3,779,570)	(5,145,236)
Net effect of derivative financial instruments held for interest risk management	(3)	(2,425)
Total interest rate sensitivity	557,939	68,798
Interest rate risk | 3 to 6 months
Assets
Demand deposits and time deposits	0	0
Securities and other financial assets	9,139	6,351
Loans	895,794	1,096,355
Total assets	904,933	1,102,706
Liabilities
Demand deposits and time deposits	(166,317)	(197,300)
Securities sold under repurchase agreements	(5,728)	0
Borrowings and debt, net	(45,859)	(401,432)
Total liabilities	(217,904)	(598,732)
Net effect of derivative financial instruments held for interest risk management	(373)	(150)
Total interest rate sensitivity	686,656	503,824
Interest rate risk | 6 months to 1 year
Assets
Demand deposits and time deposits	0	0
Securities and other financial assets	55,960	5,055
Loans	434,813	548,028
Total assets	490,773	553,083
Liabilities
Demand deposits and time deposits	(290,000)	(120,419)
Securities sold under repurchase agreements	(4,935)	0
Borrowings and debt, net	(16,511)	(25,261)
Total liabilities	(311,446)	(145,680)
Net effect of derivative financial instruments held for interest risk management	58	(1,711)
Total interest rate sensitivity	179,385	405,692
Interest rate risk | After 1 year but within 5 years
Assets
Demand deposits and time deposits	0	0
Securities and other financial assets	320,769	53,300
Loans	117,262	208,443
Total assets	438,031	261,743
Liabilities
Demand deposits and time deposits	(6,500)	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(794,522)	(157,321)
Total liabilities	(801,022)	(157,321)
Net effect of derivative financial instruments held for interest risk management	15,982	(1,482)
Total interest rate sensitivity	(347,009)	102,940
Interest rate risk | More than 5 years
Assets
Demand deposits and time deposits	0	0
Securities and other financial assets	0	0
Loans	0	8,739
Total assets	0	8,739
Liabilities
Demand deposits and time deposits	0	0
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	(24,475)	0
Total liabilities	(24,475)	0
Net effect of derivative financial instruments held for interest risk management	839	0
Total interest rate sensitivity	(23,636)	8,739
Non Interest bearing
Assets
Demand deposits and time deposits	4,331	0
Securities and other financial assets	0	0
Loans	0	0
Total assets	4,331	0
Liabilities
Demand deposits and time deposits	(216)	(293)
Securities sold under repurchase agreements	0	0
Borrowings and debt, net	0	(19,914)
Total liabilities	(216)	(20,207)
Net effect of derivative financial instruments held for interest risk management	0	0
Total interest rate sensitivity	$ 4,115	$ (20,207)